Capital management - Summary of Financial Covenants Under Lending Agreements (Detail) - CAD ($) $ in Millions	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Components of capital
Shareholders' equity	$ 1,579.7		$ 763.5	$ 323.1
Long-term debt	$ 232.6	[1]	$ 392.4

[1]	The 2024 figure includes our syndicated credit facility which has a term-out date of July 2024. The 2027 figure includes our senior unsecured notes due in July 2027. Refer to Note 5 for further details. Historically, the Company has successfully renewed its syndicated credit facility.